DUE FROM RELATED PARTIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income on loans and receivables	$ 2,573,000	$ 4,346,000	$ 2,728,000
Joint ventures [member]
Interest income on loans and receivables	$ 9,216,000	$ 26,888,000
Interest Rate	15.00%	15.00%
Due from related parties [Member]
Interest income on loans and receivables		$ 15,215,000
Interest Rate		8.22%